Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Components of total pension costs
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
in	2022	2021	2020	2022	2021	2020	2022	2021	2020
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	242	224	203	17	16	15	0	0	0
Interest costs on benefit obligation	41	10	20	59	51	68	3	2	4
Expected return on plan assets	(439)	(421)	(352)	(67)	(65)	(85)	0	0	0
Amortization of recognized prior service cost/(credit)	(88)	(121)	(167)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	280	355	334	9	14	13	1	1	1
Settlement losses/(gains)	6	10	8	11	8	(1)	0	0	0
Curtailment losses/(gains)	(11)	2	(10)	0	0	0	0	0	0
Special termination benefits	7	16	8	0	0	0	0	0	0
Net periodic benefit costs/(credits)	38	75	44	30	25	11	4	3	5
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or in restructuring expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plan
	Switzerland		International		International
in / end of	2022	2021	2022	2021	2022	2021
PBO (CHF million) [1]
Beginning of the measurement period	16,055	16,102	3,032	3,482	140	156
Plan participant contributions	150	146	0	0	0	0
Service cost	242	224	17	16	0	0
Interest cost	41	10	59	51	3	2
Plan amendments	86	0	4	(4)	0	0
Settlements	(33)	(48)	(37)	(448)	0	0
Curtailments	(17)	8	0	0	0	0
Special termination benefits	7	16	0	0	0	0
Actuarial losses/(gains)	(1,975)	321	(907)	(100)	(27)	(14)
Benefit payments	(783)	(724)	(72)	(66)	(11)	(10)
Exchange rate losses/(gains)	0	0	(187)	101	2	6
End of the measurement period	13,773	16,055	1,909	3,032	107	140
Fair value of plan assets (CHF million)
Beginning of the measurement period	19,296	18,000	3,802	4,212	0	0
Actual return on plan assets	(1,565)	1,610	(1,132)	(45)	0	0
Employer contributions	266	312	17	17	11	10
Plan participant contributions	150	146	0	0	0	0
Settlements	(33)	(48)	(37)	(448)	0	0
Benefit payments	(783)	(724)	(72)	(66)	(11)	(10)
Exchange rate gains/(losses)	0	0	(262)	132	0	0
End of the measurement period	17,331	19,296	2,316	3,802	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	3,558	3,241	407	770	(107)	(140)
Funded status recognized in the consolidated balance sheet as of December 31	3,558	3,241	407	770	(107)	(140)
Total amount recognized (CHF million)
Noncurrent assets	3,558	3,241	559	974	0	0
Current liabilities	0	0	(9)	(7)	(10)	(10)
Noncurrent liabilities	0	0	(143)	(197)	(97)	(130)
Net amount recognized in the consolidated balance sheet as of December 31	3,558	3,241	407	770	(107)	(140)
ABO (CHF million) [2]
End of the measurement period	13,523	15,275	1,887	3,001	107	140
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	International
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2022	2021	2022	2021
PBO/ABO exceeded plan assets (CHF million)
PBO	820	412	157	403
ABO	804	387	142	380
Fair value of plan assets	669	208	6	200

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2022	2021	2022	2021	2022	2021
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(2,635)	(2,678)	(6)	(27)	(2,641)	(2,705)
Prior service credits/(costs)	209	362	3	3	212	365
Total	(2,426)	(2,316)	(3)	(24)	(2,429)	(2,340)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	Defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2022 (CHF million)
Actuarial gains/(losses)	(321)	101	(220)	27	(7)	20	(200)
Prior service credits/(costs)	(90)	17	(73)	0	0	0	(73)
Amortization of actuarial losses/(gains)	289	(55)	234	1	0	1	235
Amortization of prior service costs/(credits)	(87)	19	(68)	0	0	0	(68)
Immediate recognition due to curtailment/settlement	23	(6)	17	0	0	0	17
Total	(186)	76	(110)	28	(7)	21	(89)
2021 (CHF million)
Actuarial gains/(losses)	858	(153)	705	14	(3)	11	716
Prior service credits/(costs)	4	(1)	3	0	0	0	3
Amortization of actuarial losses/(gains)	369	(67)	302	1	0	1	303
Amortization of prior service costs/(credits)	(120)	23	(97)	0	0	0	(97)
Immediate recognition due to curtailment/settlement	11	(5)	6	0	0	0	6
Total	1,122	(203)	919	15	(3)	12	931

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
December 31	2022	2021	2020	2022	2021	2020	2022	2021	2020
Net periodic benefit cost (%)
Discount rate - service costs	0.74	0.63	0.69	3.60	3.22	3.04	–	–	–
Discount rate - interest costs	0.26	0.06	0.13	2.16	1.62	2.39	2.23	1.74	2.77
Salary increases	1.50	1.50	1.50	3.33	2.98	2.84	–	–	–
Interest rate on savings balances	1.50	1.25	0.45	–	–	–	–	–	–
Expected long-term rate of return on plan assets	2.50	2.50	2.10	2.01	1.79	2.37	–	–	–
Benefit obligation (%)
Discount rate	2.14	0.56	0.40	4.77	2.15	1.67	5.18	2.89	2.55
Salary increases	1.50	1.50	1.50	3.20	3.33	2.98	–	–	–
Interest rate on savings balances	2.50	1.50	1.25	–	–	–	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2022	2021	2022	2021	2022	2021	2022	2021
Life expectancy (years)
Switzerland	BVG 2020 tables	[1]	21.7	21.7	23.4	23.3	23.5	23.4	25.1	25.0
UK	SAPS S3 light tables	[2]	23.5	23.5	24.8	24.7	25.1	25.0	26.5	26.4
US	Pri-2012 mortality tables	[3]	20.7	20.6	21.9	21.8	22.6	22.5	23.7	23.7
1 The BVG 2020 tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
3 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2022	2021	2020
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	6.3	6.5	7.0
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2030.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2022						2021
end of	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	235	0		0	0	235	313	0		0	0	313
Debt securities	0	7,535		0	0	7,535	0	6,315		0	469	6,784
of which corporates	0	7,535		0	0	7,535	0	6,315		0	469	6,784
Equity securities	0	2,799		0	0	2,799	0	5,264		0	0	5,264
Real estate	0	2,125		1,568	0	3,693	0	2,040		1,514	0	3,554
of which direct	0	0		1,568	0	1,568	0	0		1,514	0	1,514
of which indirect	0	2,125		0	0	2,125	0	2,040		0	0	2,040
Alternative investments	167	309		0	2,593	3,069	491	327		0	2,563	3,381
of which private equity	0	0		0	2,526	2,526	0	0		0	2,431	2,431
of which hedge funds	0	0		0	0	0	0	221		0	0	221
of which other	167	309		0	67	543	491	106		0	132	729
Switzerland	402	12,768		1,568	2,593	17,331	804	13,946		1,514	3,032	19,296
Cash and cash equivalents	28	90		0	0	118	9	101		0	0	110
Debt securities	1,222	522		0	326	2,070	2,328	769		0	434	3,531
of which governments	1,222	44		0	0	1,266	2,328	4		0	0	2,332
of which corporates	0	478		0	326	804	0	765		0	434	1,199
Equity securities	0	61		0	45	106	0	44		0	57	101
Alternative investments	0	(59)		0	0	(59)	0	(27)		0	0	(27)
of which other	0	(59)	[1]	0	0	(59)	0	(27)	[1]	0	0	(27)
Other investments	0	81		0	0	81	0	87		0	0	87
International	1,250	695		0	371	2,316	2,337	974		0	491	3,802
Total plan assets at fair value	1,652	13,463		1,568	2,964	19,647	3,141	14,920		1,514	3,523	23,098
The Swiss pension fund uses exchange-traded futures and swaps to manage the economic exposure of the portfolio. These futures and swaps decreased the economic exposure to cash and cash equivalents by CHF 223 million and CHF 59 million in 2022 and 2021, respectively, increased the economic exposure to debt securities – corporate bonds by CHF 121 million and CHF 245 million in 2022 and 2021, respectively, increased/(decreased) the economic exposure to equity securities by CHF 21 million and CHF (186) million in 2022 and 2021, respectively, and increased the economic exposure to alternative investments - other by CHF 81 million in 2022.

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2022 (CHF million)
Real estate	1,514	0	0	49	0	5	0	1,568
of which direct	1,514	0	0	49	0	5	0	1,568
Total plan assets at fair value	1,514	0	0	49	0	5	0	1,568
of which Switzerland	1,514	0	0	49	0	5	0	1,568
2021 (CHF million)
Real estate	1,444	0	0	65	0	5	0	1,514
of which direct	1,444	0	0	65	0	5	0	1,514
Total plan assets at fair value	1,444	0	0	65	0	5	0	1,514
of which Switzerland	1,444	0	0	65	0	5	0	1,514

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
	Switzerland		International
December 31	2022	2021	2022	2021
Weighted-average (%)
Cash and cash equivalents	1.4	1.6	5.1	2.9
Debt securities	43.4	35.2	89.4	92.9
Equity securities	16.2	27.3	4.5	2.6
Real estate	21.3	18.4	0.0	0.0
Alternative investments	17.7	17.5	(2.5)	(0.7)
Insurance	0.0	0.0	3.5	2.3
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
2023 target plan asset allocation
	Switzerland	International
Weighted-average (%)
Cash and cash equivalents	3.0	1.1
Debt securities	40.5	91.7
Equity securities	20.5	3.7
Real estate	24.0	0.0
Alternative investments	12.0	0.0
Insurance	0.0	3.5
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	Defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2023	1,343	10
2024	1,067	10
2025	1,055	10
2026	1,035	9
2027	1,014	9
For five years thereafter	4,679	36

Bank
Components of total pension costs
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2022	2021	2020	2022	2021	2020
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	14	14	14	0	0	0
Interest costs on benefit obligation	58	49	68	3	2	4
Expected return on plan assets	(67)	(65)	(85)	0	0	0
Amortization of recognized prior service cost/(credit)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	9	14	13	1	1	1
Settlement losses/(gains)	11	8	(1)	0	0	0
Net periodic benefit costs/(credits)	26	21	10	4	3	5
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2022	2021	2022	2021
PBO (CHF million) [1]
Beginning of the measurement period	3,022	3,475	140	156
Service cost	14	14	0	0
Interest cost	58	49	3	2
Plan amendments	4	(4)	0	0
Settlements	(37)	(448)	0	0
Actuarial losses/(gains)	(908)	(100)	(27)	(14)
Benefit payments	(71)	(65)	(11)	(10)
Exchange rate losses/(gains)	(185)	101	2	6
End of the measurement period	1,897	3,022	107	140
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,802	4,212	0	0
Actual return on plan assets	(1,132)	(45)	0	0
Employer contributions	16	16	11	10
Settlements	(37)	(448)	0	0
Benefit payments	(71)	(65)	(11)	(10)
Exchange rate gains/(losses)	(262)	132	0	0
End of the measurement period	2,316	3,802	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	419	780	(107)	(140)
Funded status recognized in the consolidated balance sheet as of December 31	419	780	(107)	(140)
Total amount recognized (CHF million)
Noncurrent assets	559	975	0	0
Current liabilities	(7)	(7)	(10)	(10)
Noncurrent liabilities	(133)	(188)	(97)	(130)
Net amount recognized in the consolidated balance sheet as of December 31	419	780	(107)	(140)
ABO (CHF million) [2]
End of the measurement period	1,880	2,996	107	140
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2022	2021	2022	2021
PBO/ABO exceeded plan assets (CHF million)
PBO	809	402	146	393
ABO	797	382	135	375
Fair value of plan assets	669	208	6	200

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2022	2021	2022	2021	2022	2021
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(576)	(402)	(6)	(27)	(582)	(429)
Prior service credits/(costs)	(12)	(9)	3	3	(9)	(6)
Total	(588)	(411)	(3)	(24)	(591)	(435)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2022 (CHF million)
Actuarial gains/(losses)	(284)	94	(190)	27	(7)	20	(170)
Prior service credits/(costs)	(4)	0	(4)	0	0	0	(4)
Amortization of actuarial losses/(gains)	9	(1)	8	1	0	1	9
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	11	(3)	8	0	0	0	8
Total	(267)	90	(177)	28	(7)	21	(156)
2021 (CHF million)
Actuarial gains/(losses)	(10)	12	2	14	(3)	11	13
Prior service credits/(costs)	4	(1)	3	0	0	0	3
Amortization of actuarial losses/(gains)	14	(3)	11	1	0	1	12
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	8	(1)	7	0	0	0	7
Total	17	7	24	15	(3)	12	36

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2022	2021	2020	2022	2021	2020
Net periodic benefit cost (%)
Discount rate - service cost	2.90	2.64	2.62	–	–	–
Discount rate - interest cost	2.10	1.56	2.37	2.23	1.74	2.77
Salary increases	3.32	2.97	2.84	–	–	–
Expected long-term rate of return on plan assets	2.01	1.79	2.37	–	–	–
Benefit obligation (%)
Discount rate	4.75	2.13	1.66	5.18	2.89	2.55
Salary increases	3.18	3.32	2.97	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2022	2021	2022	2021	2022	2021	2022	2021
Life expectancy (years)
UK	SAPS S3 light tables	[1]	23.5	23.5	24.8	24.7	25.1	25.0	26.5	26.4
US	Pri-2012 mortality tables	[2]	20.7	20.6	21.9	21.8	22.6	22.5	23.7	23.7
1 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2022	2021	2020
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	6.3	6.5	7.0
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2030.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2022						2021
end of	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	28	90		0	0	118	9	101		0	0	110
Debt securities	1,222	522		0	326	2,070	2,328	769		0	434	3,531
of which governments	1,222	44		0	0	1,266	2,328	4		0	0	2,332
of which corporates	0	478		0	326	804	0	765		0	434	1,199
Equity securities	0	61		0	45	106	0	44		0	57	101
Alternative investments	0	(59)		0	0	(59)	0	(27)		0	0	(27)
of which other	0	(59)	[1]	0	0	(59)	0	(27)	[1]	0	0	(27)
Other investments	0	81		0	0	81	0	87		0	0	87
Total plan assets at fair value	1,250	695		0	371	2,316	2,337	974		0	491	3,802
1 Primarily related to derivative instruments.

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
December 31	2022	2021
Weighted-average (%)
Cash and cash equivalents	5.1	2.9
Debt securities	89.4	92.9
Equity securities	4.5	2.6
Alternative investments	(2.5)	(0.7)
Insurance	3.5	2.3
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively	2023 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	1.1
Debt securities	91.7
Equity securities	3.7
Insurance	3.5
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2023	127	10
2024	108	10
2025	115	10
2026	118	9
2027	116	9
For five years thereafter	585	36